Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Class Y Shares | Diamond Hill Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diamond Hill Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Diamond Hill Small Cap Fund is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small market capitalizations that Diamond Hill Capital Management, Inc. ("the Adviser") believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts ("SPDRs"), American Depositary Receipts ("ADRs") and other similar instruments. Small cap companies are defined as companies with market capitalizations at the time of purchase below $2.5 billion or in the range of those market capitalizations of companies included in the Russell 2000 Index at the time of purchase. The capitalization range of the Russell 2000 Index is between $101 million and $2.608 billion as of May 31, 2012. The size of the companies included in the Russell 2000 Index will change with market conditions.

The Adviser focuses on estimating a company's value independent of its current stock price. To estimate a company's value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser's estimate of a company's value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

		Once a stock is selected, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser's estimate of the company's value; if it believes that the company's earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund's investments goes down, your investment in the fund decreases in value.

Small Cap Company Risk Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

		Management Risk The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser's intrinsic value-oriented approach may fail to produce the intended results.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. The performance shown for Class Y shares prior to their inception on December 30, 2011 is based on the performance of Class A shares of the Fund, which invest in the same portfolio of securities, but which are not offered in this prospectus. Prior performance for Class Y shares has been adjusted to reflect differences in sales charges between Class Y shares and Class A shares. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-226-5595
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.diamond-hill.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class Y Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2Q '03, +28.68%	Worst Quarter:	4Q '08, -22.15%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock	Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. The inception date for Class A is 12/29/2000. Class Y performance has been adjusted to reflect differences in sales charges.

The Russell 2000 Index is a market-capitalization weighted index measuring performance of the smallest 2,000 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

		You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Class Y Shares | Diamond Hill Small Cap Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHSYX
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	1,120
1 Year	rr_ExpenseExampleNoRedemptionYear01	93
3 Years	rr_ExpenseExampleNoRedemptionYear03	290
5 Years	rr_ExpenseExampleNoRedemptionYear05	504
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,120
2003	rr_AnnualReturn2003	50.18%
2004	rr_AnnualReturn2004	29.26%
2005	rr_AnnualReturn2005	12.90%
2006	rr_AnnualReturn2006	7.03%
2007	rr_AnnualReturn2007	(3.79%)
2008	rr_AnnualReturn2008	(25.99%)
2009	rr_AnnualReturn2009	28.92%
2010	rr_AnnualReturn2010	22.99%
2011	rr_AnnualReturn2011	(7.17%)
2012	rr_AnnualReturn2012	13.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.15%)
One Year	rr_AverageAnnualReturnYear01	13.34%
Five Year	rr_AverageAnnualReturnYear05	4.31%
Ten Year	rr_AverageAnnualReturnYear10	10.79%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Class Y Shares | Diamond Hill Small Cap Fund | Return after Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.59%
Five Year	rr_AverageAnnualReturnYear05	3.96%
Ten Year	rr_AverageAnnualReturnYear10	10.36%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Class Y Shares | Diamond Hill Small Cap Fund | Return after Taxes on Distributions and Sales of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.66%
Five Year	rr_AverageAnnualReturnYear05	3.66%
Ten Year	rr_AverageAnnualReturnYear10	9.56%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Class Y Shares | Diamond Hill Small Cap Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.35%
Five Year	rr_AverageAnnualReturnYear05	3.56%
Ten Year	rr_AverageAnnualReturnYear10	9.72%